                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07503

Morgan Stanley Japan Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2005

Date of reporting period: May 31, 2005


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY JAPAN FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
For the year ended May 31, 2005

TOTAL RETURN FOR THE 12 MONTHS ENDED MAY 31, 2005

                                                MORGAN
                                               STANLEY
                                               CAPITAL
                                         INTERNATIONAL           LIPPER
                                                (MSCI)            JAPAN
CLASS A   CLASS B   CLASS C   CLASS D   JAPAN INDEX(1)   FUNDS INDEX(2)
  2.54%     1.77%     1.79%     2.79%            3.93%            0.63%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

During a period characterized by generally disappointing economic news, Japanese equities posted mixed performance for the 12 months ended May 31, 2005. The Japanese market underperformed the Group of Seven larger economy countries for the second half of 2004, as slowing economic growth late in this period caught off-guard many investors accustomed to the rapid economic recovery of 2003 and the first half of 2004. These indications of slowing economic momentum led to a consensus that Japan might be past its cyclical peak. While the market was helped by the generally favorable corporate profit results for the six months ending September 30, the upside of the market was capped by the appreciation of the Yen relative to the U.S. dollar, rising oil prices and concerns over economic slowdown in China and the United States.

Amid continued volatility and mixed data, Japanese equities rose from mid-December to the beginning of April, led by mid cap and small cap companies. Investors were encouraged by the reversal of the downward trend in real estate prices; residential and commercial property prices in Tokyo reportedly rose for the first time in 13 years. News of a very "un-Japanese" hostile takeover during this period prompted speculation over other possible merger and acquisition activity. April was a tumultuous month for the Japanese markets as the Nikkei Index declined for six consecutive days, Sino-Japanese relations became tense and indicators such as the Tankan report were worse than expected. At this time, oil prices also reached $57. The final month of the period was mixed for Japanese equities, with some firmness in larger cap stocks and significant declines in smaller caps. Economic indicators such as gross domestic product, employment and corporate earnings announced in May were better than expected, although concerns about a global economic slowdown weighed heavily on the overall stock market.

PERFORMANCE ANALYSIS

Morgan Stanley Japan Fund underperformed the Morgan Stanley Capital International (MSCI) Japan Index and outperformed the Lipper Japan Funds Index for the 12 months ended May 31, 2005, assuming no deduction of applicable sales charges. The Fund's relative performance during the period was hurt in part by its orientation toward large cap exporters, especially within the technology hardware and equipment sector. This emphasis was detrimental to the Fund, as the currency movement in November as well as market bias to mid cap and small cap stocks during the first four months in 2005 had an adverse impact on the performance of international blue chip stocks. In contrast, the Fund's overall stock selections in other sectors were generally positive for relative performance. Capital goods and software services were especially strong. In the capital goods sector, a number of companies in various industries were rewarded by the market for improved profitability. Other stocks in the capital goods sector benefited from a range of factors, such as well focused business exposures in Asia and Europe, and the momentum of Japanese automobile companies. Software positions advanced on company specific events, such as exceeding earnings expectations as well as increasing shareholder value with improving dividends yields. The Fund's increased exposure to the materials stocks was also advantageous as several companies in the sector gained pricing power for their products.


THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

Canon, Inc.                                  3.3%
Toyota Motor Corp.                           3.1
Matsushita Electric Industrial Co., Ltd.     3.1
Nissan Motor Co., Ltd.                       3.0
Mitsubishi Corp.                             2.5
Toshiba Corp.                                2.5
Hitachi, Ltd.                                2.4
Ricoh Co., Ltd.                              2.4
Fujitsu Ltd.                                 2.2
Nintendo Co., Ltd.                           2.2

TOP FIVE INDUSTRIES

Electronic Equipment/Instruments            17.0%
Motor Vehicles                               9.6
Industrial Machinery                         7.5
Chemicals: Specialty                         6.2
Electronics/Appliances                       5.0

DATA AS OF MAY 31, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80% OF ITS ASSETS IN COMMON OR PREFERRED STOCKS (INCLUDING DEPOSITARY RECEIPTS) OF COMPANIES THAT ARE LOCATED IN JAPAN. A COMPANY WILL BE CONSIDERED LOCATED IN JAPAN IF (i) IT IS ORGANIZED UNDER THE LAWS OF JAPAN AND HAS ITS PRINCIPAL OFFICE IN JAPAN, (ii) IT DERIVES 50% OR MORE OF ITS REVENUES FROM BUSINESSES IN JAPAN OR (iii) ITS EQUITY SECURITIES ARE TRADED PRINCIPALLY ON A JAPANESE STOCK EXCHANGE. UP TO 25% OF THE FUND'S NET ASSETS MAY BE INVESTED IN JAPANESE STOCKS THAT ARE NOT TRADED ON THE "FIRST" (I.E., PRINCIPAL) SECTIONS OF THE THREE MAIN JAPANESE EXCHANGES (THE TOKYO, OSAKA AND NAGOYA EXCHANGES).

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov.

YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE 12-MONTH PERIOD ENDED JUNE 30, 2004, IS AVAILABLE WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF $10,000 INVESTMENT--CLASS B

               FUND^         MSCI JAPAN(1)      LIPPER(2)
Apr-1996   $       10,000   $       10,000   $       10,000
May-1996   $        9,610   $        9,548   $        9,685
Aug-1996   $        8,800   $        8,759   $        9,065
Nov-1996   $        8,530   $        8,616   $        8,771
Feb-1997   $        7,590   $        7,314   $        7,997
May-1997   $        8,790   $        8,139   $        9,119
Aug-1997   $        8,170   $        7,746   $        8,454
Nov-1997   $        7,070   $        6,493   $        7,301
Feb-1998   $        7,190   $        6,703   $        7,453
May-1998   $        6,670   $        5,880   $        6,956
Aug-1998   $        6,070   $        5,213   $        6,570
Nov-1998   $        7,150   $        6,191   $        7,281
Feb-1999   $        7,115   $        6,336   $        7,586
May-1999   $        7,997   $        7,092   $        8,836
Aug-1999   $        9,917   $        8,479   $       11,759
Nov-1999   $       10,400   $        9,781   $       14,272
Feb-2000   $       10,557   $        9,680   $       14,786
May-2000   $       10,578   $        9,197   $       12,708
Aug-2000   $       10,925   $        9,261   $       13,036
Nov-2000   $        9,130   $        7,946   $       10,317
Feb-2001   $        7,797   $        7,042   $        8,779
May-2001   $        8,081   $        7,280   $        9,271
Aug-2001   $        6,842   $        6,178   $        7,551
Nov-2001   $        6,171   $        5,650   $        6,973
Feb-2002   $        5,604   $        5,057   $        6,384
May-2002   $        6,517   $        6,011   $        7,486
Aug-2002   $        5,730   $        5,246   $        6,606
Nov-2002   $        5,247   $        4,851   $        6,035
Feb-2003   $        5,069   $        4,562   $        5,691
May-2003   $        5,027   $        4,531   $        5,794
Aug-2003   $        6,097   $        5,596   $        7,193
Nov-2003   $        6,328   $        6,007   $        7,754
Feb-2004   $        6,916   $        6,521   $        8,271
May-2004   $        7,115   $        6,750   $        8,887
Aug-2004   $        7,063   $        6,740   $        8,718
Nov-2004   $        7,315   $        7,080   $        8,926
Feb-2005   $        7,682   $        7,420   $        9,449
May-2005   $        7,241   $        7,015   $        8,942

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED MAY 31, 2005

                           CLASS A SHARES*      CLASS B SHARES**     CLASS C SHARES+      CLASS D SHARES++
                          (SINCE 07/28/97)     (SINCE 04/26/96)     (SINCE 07/28/97)     (SINCE 07/28/97)
SYMBOL                              JPNAX                JPNBX                JPNCX                JPNDX
1 YEAR                               2.54%(3)             1.77%(3)             1.79%(3)             2.79%(3)
                                    (2.84)(4)            (3.23)(4)             0.79(4)                --
5 YEARS                             (6.46)(3)            (7.30)(3)            (7.29)(3)            (6.35)(3)
                                    (7.47)(4)            (7.67)(4)            (7.29)(4)               --
SINCE INCEPTION                     (2.14)(3)            (3.49)(3)            (2.95)(3)            (1.95)(3)
                                    (2.81)(4)            (3.49)(4)            (2.95)(4)               --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++  CLASS D HAS NO SALES CHARGE.

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) JAPAN INDEX IS A CAPITALIZATION WEIGHTED INDEX THAT MEASURES THE PERFORMANCE OF CERTAIN COMPANIES TRADED ON THE JAPANESE STOCK MARKET, IN US DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY JAPAN. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER JAPAN FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER JAPAN FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

^   ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON MAY 31, 2005.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/01/04 - 05/31/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING           ENDING           EXPENSES PAID
                                                                   ACCOUNT VALUE      ACCOUNT VALUE      DURING PERIOD *
                                                                   -------------      -------------      ---------------
                                                                                                           12/01/04 -
                                                                     12/01/04            05/31/05           05/31/05
                                                                   -------------      -------------      ---------------
CLASS A
Actual (-0.68% return)                                              $ 1,000.00         $     993.20        $     8.99
Hypothetical (5% annual return before expenses)                     $ 1,000.00         $   1,015.91        $     9.10

CLASS B
Actual (-1.00% return)                                              $ 1,000.00         $     990.00        $    12.75
Hypothetical (5% annual return before expenses)                     $ 1,000.00         $   1,012.12        $    12.89

CLASS C
Actual (-1.02% return)                                              $ 1,000.00         $     989.80        $    12.75
Hypothetical (5% annual return before expenses)                     $ 1,000.00         $   1,012.12        $    12.89

CLASS D
Actual (-0.54% return)                                              $ 1,000.00         $     994.60        $     7.81
Hypothetical (5% annual return before expenses)                     $ 1,000.00         $   1,017.10        $     7.90

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.81%, 2.57%, 2.57% AND 1.57% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board of Trustees of the Fund (the "Board") reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement and the Sub-Advisor (an affiliated company of the Investment Adviser) under the Sub-Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (For purposes of this Investment Advisory Agreement Approval section, the Investment Adviser, the Sub-Advisor and the Administrator are referred to, collectively, as the "Adviser" and the Investment Advisory, the Sub-Advisory and Administration Agreements are referred to, collectively, as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the Fund's performance for one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was slightly lower than its performance peer group average for the three-year period, but better than average for the one- and five-year periods. The Board considered that the long and short-term performance was competitive and the intermediate term (the three-year period) performance deviated only slightly from the average. The Board concluded that the Fund's overall performance was satisfactory.

FEES RELATIVE TO OTHER FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement. The Board noted that the rate was comparable to the management fee rate charged by the Adviser to any other fund it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the management fee rate for the Fund and the total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was higher than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report for the Fund, but
(ii) the Fund's total expense ratio was lower than the average total expense ratio of the funds included in the Fund's expense peer group. The Board noted that the Fund's higher management fee rate was due in part to the fact that other funds in the peer group were waiving some of their contractual management fees. The Board considered that the fee waivers by other funds were not a contractual obligation and could be terminated without shareholder consent and, therefore, that the average fee so derived was not necessarily a valid comparison. The Board concluded that the management fee rate was competitive in light of the fact that the Adviser managed the Fund so that the total expense ratio of the Fund was less than the total expense ratio of the funds in the expense peer group average.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board considered that the Fund's assets under management were relatively small. The Board concluded that economies of scale for this Fund were not a factor that needed to be considered.

PROFITABILITY OF ADVISER AND AFFILIATES

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Fund through an electronic trading system network ("ECN"). The Board considered the float benefits and the above-referenced ECN-related revenue and concluded that they were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

MORGAN STANLEY JAPAN FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2005

NUMBER OF
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCKS (a) (99.1%)
            AUTO PARTS: O.E.M. (1.1%)
   45,000   NIFCO Inc.                                               $    705,350
                                                                     ------------
            BUILDING PRODUCTS (1.1%)
  127,000   Sanwa Shutter Corp.                                           710,138
                                                                     ------------
            CHEMICALS: MAJOR
            DIVERSIFIED (1.3%)
  300,000   Mitsubishi Chemical Corp.                                     857,750
                                                                     ------------
            CHEMICALS: SPECIALTY (6.2%)
  190,000   Daicel Chemical
             Industries, Ltd.                                             985,394
  300,000   Denki Kagaku Kogyo
             Kabushiki Kaisha                                           1,045,304
  138,000   Kaneka Corp.                                                1,434,448
   90,000   Shin-Etsu Polymer Co., Ltd.                                   672,824
                                                                     ------------
                                                                        4,137,970
                                                                     ------------
            COMMERCIAL PRINTING/
            FORMS (2.1%)
   66,000   Dai Nippon Printing Co., Ltd.                               1,041,299
   25,000   Nissha Printing Co., Ltd.                                     385,030
                                                                     ------------
                                                                        1,426,329
                                                                     ------------
            COMPUTER PERIPHERALS (1.2%)
   78,600   Mitsumi Electric Co., Ltd.                                    832,345
                                                                     ------------
            COMPUTER PROCESSING
            HARDWARE (2.3%)
  277,000   Fujitsu Ltd.                                                1,512,141
                                                                     ------------
            ELECTRIC UTILITIES (1.5%)
   42,700   Tokyo Electric Power Co., Inc.                              1,000,406
                                                                     ------------
            ELECTRICAL PRODUCTS (1.2%)
  199,000   Furukawa Electric Co., Ltd.*                                  822,879
                                                                     ------------
            ELECTRONIC COMPONENTS (2.1%)
   19,000   TDK Corp.                                                   1,380,419
                                                                     ------------
            ELECTRONIC DISTRIBUTORS (0.8%)
   22,000   Ryosan Co., Ltd.                                              536,493
                                                                     ------------
            ELECTRONIC EQUIPMENT/
            INSTRUMENTS (17.0%)
   41,000   Canon, Inc.                                                 2,217,724
   76,000   Casio Computer Co., Ltd.                                    1,060,716
   17,300   Kyocera Corp.                                            $  1,327,513
  140,000   Matsushita Electric
             Industrial Co., Ltd.                                       2,084,251
  266,000   NEC Corp.                                                   1,468,910
   99,000   Ricoh Co., Ltd.                                             1,611,719
  408,000   Toshiba Corp.                                               1,664,205
                                                                     ------------
                                                                       11,435,038
                                                                     ------------
            ELECTRONICS/APPLIANCES (5.0%)
   45,000   Fuji Photo Film Co., Ltd.                                   1,394,740
   22,100   Rinnai Corp.                                                  555,420
   38,000   Sony Corp.                                                  1,417,405
                                                                     ------------
                                                                        3,367,565
                                                                     ------------
            ENGINEERING &
            CONSTRUCTION (2.3%)
   51,000   Kyudenko Corp.                                                302,934
   30,000   Maeda Road Construction
             Co., Ltd.                                                    210,671
  171,000   Obayashi Corp.                                                864,890
   20,000   Sanki Engineering Co., Ltd.                                   141,779
                                                                     ------------
                                                                        1,520,274
                                                                     ------------
            FINANCE/RENTAL/LEASING (1.5%)
   53,200   Hitachi Capital Corp.                                       1,024,869
                                                                     ------------
            FOOD RETAIL (1.8%)
   42,700   FamilyMart Co., Ltd.                                        1,237,528
                                                                     ------------
            FOOD: MEAT/FISH/DAIRY (1.0%)
   55,000   Nippon Meat Packers, Inc.                                     679,720
                                                                     ------------
            FOOD: SPECIALTY/CANDY (0.7%)
   33,900   House Foods Corp.                                             478,030
                                                                     ------------
            HOME BUILDING (2.8%)
  137,000   Sekisui Chemical Co., Ltd.                                    949,321
   97,000   Sekisui House, Ltd.                                           950,186
                                                                     ------------
                                                                        1,899,507
                                                                     ------------
            INDUSTRIAL CONGLOMERATES (2.4%)
  275,000   Hitachi, Ltd.                                               1,646,027
                                                                     ------------
            INDUSTRIAL MACHINERY (7.5%)
  118,000   Amada Co., Ltd.                                               800,500
   90,000   Daifuku Co., Ltd.                                             749,481
   47,600   Daikin Industries Ltd.                                      1,160,140
   28,400   Fuji Machine Mfg. Co., Ltd.                                   315,508

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
   72,000   Fujitec Co., Ltd.                                        $    371,996
  380,000   Mitsubishi Heavy Industries, Ltd.                             978,662
  152,000   Tsubakimoto Chain Co.                                         685,818
                                                                     ------------
                                                                        5,062,105
                                                                     ------------
            INDUSTRIAL SPECIALTIES (1.8%)
   39,900   Lintec Corp.                                                  599,578
  157,000   Toyo Ink Manufacturing Co., Ltd.                              610,153
                                                                     ------------
                                                                        1,209,731
                                                                     ------------
            MAJOR TELECOMMUNICATIONS (1.5%)
      242   Nippon Telegraph & Telephone
             Corp. (NTT)                                                  990,572
                                                                     ------------
            METAL FABRICATIONS (1.1%)
  188,000   Minebea Co., Ltd.                                             763,665
                                                                     ------------
            MISCELLANEOUS
            MANUFACTURING (1.5%)
   66,500   Kurita Water Industries Ltd.                                  987,470
                                                                     ------------
            MOTOR VEHICLES (9.6%)
  209,100   Nissan Motor Co., Ltd.                                      2,045,187
   74,200   Suzuki Motor Corp.                                          1,210,441
   59,600   Toyota Motor Corp.                                          2,111,623
   60,300   Yamaha Motor Co., Ltd.                                      1,097,175
                                                                     ------------
                                                                        6,464,426
                                                                     ------------
            MOVIES/ENTERTAINMENT (0.5%)
   26,300   TOHO Co., Ltd.                                                369,027
                                                                     ------------
            OTHER TRANSPORTATION (0.2%)
   14,000   Mitsubishi Logistics Corp.                                    133,518
                                                                     ------------
            PHARMACEUTICALS: MAJOR (1.9%)
   63,600   Sankyo Co., Ltd.                                            1,293,518
                                                                     ------------
            PHARMACEUTICALS: OTHER (4.0%)
   41,000   Astellas Pharma Inc.                                        1,461,575
   26,100   Ono Pharmaceutical Co., Ltd.                                1,195,786
                                                                     ------------
                                                                        2,657,361
                                                                     ------------
            RAILROADS (1.7%)
      233   East Japan Railway Co.                                      1,154,787
                                                                     ------------
            REAL ESTATE DEVELOPMENT (1.4%)
   88,000   Mitsubishi Estate Co., Ltd.                                   947,035
                                                                     ------------
            RECREATIONAL PRODUCTS (3.7%)
   14,000   Nintendo Co., Ltd.                                          1,481,316
   69,300   Yamaha Corp.                                             $  1,010,886
                                                                     ------------
                                                                        2,492,202
                                                                     ------------
            SEMICONDUCTORS (1.2%)
    8,500   Rohm Co., Ltd.                                                792,638
                                                                     ------------
            TEXTILES (2.1%)
   84,000   Nisshinbo Industries, Inc.                                    645,292
  176,000   Teijin Ltd.                                                   773,133
                                                                     ------------
                                                                        1,418,425
                                                                     ------------
            WHOLESALE DISTRIBUTORS (4.0%)
   32,100   Hitachi High-Technologies Corp.                               497,203
  128,300   Mitsubishi Corp.                                            1,692,459
   50,000   Nagase & Co., Ltd.                                            488,039
                                                                     ------------
                                                                        2,677,701
                                                                     ------------
            TOTAL COMMON STOCKS
             (COST $50,358,308)                                        66,624,959
                                                                     ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            SHORT-TERM INVESTMENT (0.3%)
            REPURCHASE AGREEMENT
$     186   Joint repurchase agreement
             account 3.05% due
             06/01/05 (dated 05/31/05;
             proceeds $186,016) (b)
             (COST $186,000)                                              186,000
                                                                     ------------
TOTAL INVESTMENTS
 (COST $50,544,308) (c)                          99.4%                 66,810,959
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                      0.6                     423,343
                                                -----                ------------
NET ASSETS                                      100.0%               $ 67,234,302
                                                =====                ============

----------
     * NON-INCOME PRODUCING SECURITY.
   (a) SECURITIES WITH TOTAL MARKET VALUE EQUAL TO $66,624,959 HAVE BEEN VALUED AT THEIR FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION OF THE FUND'S TRUSTEES.
   (b) COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $69,301,941. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $16,709,509 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $19,200,491, RESULTING IN NET UNREALIZED DEPRECIATION OF $2,490,982.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY JAPAN FUND

SUMMARY OF INVESTMENTS - MAY 31, 2005

                                                                   PERCENT OF
INDUSTRY                                         VALUE             NET ASSETS
-----------------------------------------------------------------------------
Electronic Equipment/Instruments             $ 11,435,038            17.0%
Motor Vehicles                                  6,464,426             9.6
Industrial Machinery                            5,062,105             7.5
Chemicals: Specialty                            4,137,970             6.2
Electronics/Appliances                          3,367,565             5.0
Wholesale Distributors                          2,677,701             4.0
Pharmaceuticals: Other                          2,657,361             4.0
Recreational Products                           2,492,202             3.7
Home Building                                   1,899,507             2.8
Industrial Conglomerates                        1,646,027             2.4
Engineering & Construction                      1,520,274             2.3
Computer Processing Hardware                    1,512,141             2.3
Commercial Printing/Forms                       1,426,329             2.1
Textiles                                        1,418,425             2.1
Electronic Components                           1,380,419             2.1
Pharmaceuticals: Major                          1,293,518             1.9
Food Retail                                     1,237,528             1.8
Industrial Specialties                          1,209,731             1.8
Railroads                                    $  1,154,787             1.7%
Finance/Rental/Leasing                          1,024,869             1.5
Electric Utilities                              1,000,406             1.5
Major Telecommunications                          990,572             1.5
Miscellaneous Manufacturing                       987,470             1.5
Real Estate Development                           947,035             1.4
Chemicals: Major Diversified                      857,750             1.3
Computer Peripherals                              832,345             1.2
Electrical Products                               822,879             1.2
Semiconductors                                    792,638             1.2
Metal Fabrications                                763,665             1.1
Building Products                                 710,138             1.1
Auto Parts: O.E.M.                                705,350             1.1
Food: Meat/Fish/Dairy                             679,720             1.0
Electronic Distributors                           536,493             0.8
Food: Specialty/Candy                             478,030             0.7
Movies/Entertainment                              369,027             0.5
Repurchase Agreement                              186,000             0.3
Other Transportation                              133,518             0.2
                                             ------------            ----
                                             $ 66,810,959            99.4%
                                             ============            ====

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY JAPAN FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2005

ASSETS:
Investments in securities, at value (cost $50,544,308)           $    66,810,959
Receivable for:
  Dividends                                                              461,381
  Investments sold                                                       159,173
  Shares of beneficial interest sold                                      13,675
Prepaid expenses and other assets                                         11,118
                                                                 ---------------
    TOTAL ASSETS                                                      67,456,306
                                                                 ---------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed                                  65,606
  Investment advisory fee                                                 51,918
  Distribution fee                                                        39,538
  Administration fee                                                       4,774
Accrued expenses and other payables                                       60,168
                                                                 ---------------
    TOTAL LIABILITIES                                                    222,004
                                                                 ---------------
    NET ASSETS                                                   $    67,234,302
                                                                 ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                  $   115,825,485
Net unrealized appreciation                                           16,256,841
Accumulated net investment loss                                         (351,309)
Accumulated net realized loss                                        (64,496,715)
                                                                 ---------------
    NET ASSETS                                                   $    67,234,302
                                                                 ===============
CLASS A SHARES:
Net Assets                                                       $    25,206,461
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)              3,473,023
    NET ASSET VALUE PER SHARE                                    $          7.26
                                                                 ===============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)              $          7.66
                                                                 ===============
CLASS B SHARES:
Net Assets                                                       $    23,457,866
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)              3,401,754
    NET ASSET VALUE PER SHARE                                    $          6.90
                                                                 ===============
CLASS C SHARES:
Net Assets                                                       $    14,334,503
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)              2,103,007
    NET ASSET VALUE PER SHARE                                    $          6.82
                                                                 ===============
CLASS D SHARES:
Net Assets                                                       $     4,235,472
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                575,608
    NET ASSET VALUE PER SHARE                                    $          7.36
                                                                 ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2005

NET INVESTMENT LOSS:
INCOME
Dividends (net of $67,899 foreign withholding tax)                              $      902,090
Interest                                                                                 7,985
                                                                                --------------
    TOTAL INCOME                                                                       910,075
                                                                                --------------
EXPENSES
Investment advisory fee                                                                709,034
Distribution fee (Class A shares)                                                       15,840
Distribution fee (Class B shares)                                                      499,139
Distribution fee (Class C shares)                                                      140,598
Transfer agent fees and expenses                                                       192,999
Professional fees                                                                       59,823
Shareholder reports and notices                                                         55,728
Registration fees                                                                       50,367
Taxes                                                                                   43,754
Administration fee                                                                      34,346
Custodian fees                                                                          31,594
Trustees' fees and expenses                                                              1,013
Other                                                                                   20,217
                                                                                --------------
    TOTAL EXPENSES                                                                   1,854,452
                                                                                --------------
    NET INVESTMENT LOSS                                                               (944,377)
                                                                                --------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN ON:
Investments                                                                          9,089,042
Foreign exchange transactions                                                           11,562
                                                                                --------------
    NET REALIZED GAIN                                                                9,100,604
                                                                                --------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                         (7,082,517)
Translation of other assets and liabilities denominated in foreign currencies            8,988
                                                                                --------------
    NET DEPRECIATION                                                                (7,073,529)
                                                                                --------------
    NET GAIN                                                                         2,027,075
                                                                                --------------
NET INCREASE                                                                    $    1,082,698
                                                                                ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                              FOR THE YEAR      FOR THE YEAR
                                                                                  ENDED             ENDED
                                                                              MAY 31, 2005      MAY 31, 2004
                                                                             --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                                          $     (944,377)   $     (960,074)
Net realized gain                                                                 9,100,604           758,514
Net change in unrealized appreciation/depreciation                               (7,073,529)       26,864,654
                                                                             --------------    --------------

    NET INCREASE                                                                  1,082,698        26,663,094

Net increase (decrease) from transactions in shares of beneficial interest      (28,874,645)        8,803,200
                                                                             --------------    --------------

    NET INCREASE (DECREASE)                                                     (27,791,947)       35,466,294

NET ASSETS:
Beginning of period                                                              95,026,249        59,559,955
                                                                             --------------    --------------

END OF PERIOD
(INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF $351,309 AND $478,671,
RESPECTIVELY)                                                                $   67,234,302    $   95,026,249
                                                                             ==============    ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY JAPAN FUND
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2005

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Japan Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund was organized as a Massachusetts business trust on January 22, 1996 and commenced operations on April 26, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Asset & Investment Trust Management Co., Limited, (the "Sub-Advisor"), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AND SUB-ADVISORY AGREEMENTS
Effective November 1, 2004, pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.87% to the net assets of the Fund determined as of the close of each business day.

Effective November 1, 2004 pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Advisor, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the annual rate of 0.95% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Adviser, the Sub-Advisor invests the Fund's assets including the placing of orders for the purchase and sale of portfolio securities. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Advisor compensation of $283,614 for the year ended May 31, 2005.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $18,322,675 at May 31, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended May 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended May 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $2,216, $82,139 and $2,780, respectively and received $73,988 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 2005 aggregated $2,923,483 and $29,688,441, respectively.

For the year ended May 31, 2005, the Fund incurred $2,512 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator, Sub-Advisor and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Sub-Advisor and Distributor, is the Fund's transfer agent. At May 31, 2005, the Fund had transfer agent fees and expenses payable of approximately $1,400.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                              FOR THE YEAR                        FOR THE YEAR
                                                  ENDED                               ENDED
                                              MAY 31, 2005                        MAY 31, 2004
                                    --------------------------------    --------------------------------
                                        SHARES            AMOUNT            SHARES            AMOUNT
                                    --------------    --------------    --------------    --------------
CLASS A SHARES
Sold                                       333,773    $    2,440,766         6,069,849    $   34,070,317
Conversion from Class B                  2,964,994        21,525,065                --                --
Redeemed                                  (367,979)       (2,692,234)       (6,435,335)      (36,285,548)
                                    --------------    --------------    --------------    --------------
Net increase (decrease) -- Class A       2,930,788        21,273,597          (365,486)       (2,215,231)
                                    --------------    --------------    --------------    --------------
CLASS B SHARES
Sold                                       710,693         4,967,838         2,847,475        18,158,186
Conversion to Class A                   (3,119,696)      (21,525,065)               --                --
Redeemed                                (2,483,338)      (17,331,868)       (2,314,124)      (14,512,962)
                                    --------------    --------------    --------------    --------------
Net increase (decrease) -- Class B      (4,892,341)      (33,889,095)          533,351         3,645,224
                                    --------------    --------------    --------------    --------------
CLASS C SHARES
Sold                                       767,357         5,290,939         2,767,350        16,413,067
Redeemed                                  (401,617)       (2,766,080)       (2,321,989)      (13,900,390)
                                    --------------    --------------    --------------    --------------
Net increase -- Class C                    365,740         2,524,859           445,361         2,512,677
                                    --------------    --------------    --------------    --------------
CLASS D SHARES
Sold                                       438,653         3,308,663         2,750,754        17,012,941
Redeemed                                (3,126,252)      (22,092,669)       (1,843,596)      (12,152,411)
                                    --------------    --------------    --------------    --------------
Net increase (decrease) -- Class D      (2,687,599)      (18,784,006)          907,158         4,860,530
                                    --------------    --------------    --------------    --------------
Net increase (decrease) in Fund         (4,283,412)   $  (28,874,645)        1,520,384    $    8,803,200
                                    ==============    ==============    ==============    ==============

6. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital amounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2005, the tax-basis components of accumulated losses were as follows:

Net accumulated earnings                                     --
Capital loss carryforward*                        $ (46,090,321)
Temporary differences                                       (70)
Net unrealized depreciation                          (2,500,792)
                                                  -------------
Total accumulated losses                          $ (48,591,183)
                                                  =============

*As of May 31, 2005, the Fund had a net capital loss carryforward of $46,090,321 of which $33,023,787 will expire on May 31, 2007, $5,950,252 will expire on May 31, 2011, $5,610,998 will expire on May 31, 2012 and $1,505,284 will expire on
May 31, 2013 to offset future capital gains to the extent provided by regulations.

As of May 31, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies ("PFICs") and permanent book/tax differences primarily attributable to tax adjustments on PFICs sold by the Fund and a net operating loss. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged $136,383, paid-in-capital was charged $935,356 and accumulated net investment loss was credited $1,071,739.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY JAPAN FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                           FOR THE YEAR ENDED MAY 31,
                                                --------------------------------------------------------------------------------
                                                    2005             2004             2003             2002             2001
                                                ------------     ------------     ------------     ------------     ------------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $       7.08     $       4.95     $       6.38     $       7.83     $      10.13
                                                ------------     ------------     ------------     ------------     ------------

Income (loss) from investment operations:
  Net investment loss++                                (0.04)           (0.05)           (0.03)           (0.06)           (0.08)
  Net realized and unrealized gain (loss)               0.22             2.18            (1.40)           (1.39)           (2.22)
                                                ------------     ------------     ------------     ------------     ------------
Total income (loss) from investment
 operations                                             0.18             2.13            (1.43)           (1.45)           (2.30)
                                                ------------     ------------     ------------     ------------     ------------

Net asset value, end of period                  $       7.26     $       7.08     $       4.95     $       6.38     $       7.83
                                                ============     ============     ============     ============     ============

TOTAL RETURN+                                           2.54%           43.03%          (22.41)%         (18.52)%         (22.78)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                1.77%            1.80%            2.00%            1.82%            1.55%
Net investment loss                                    (0.62)%          (0.70)%          (0.93)%          (1.00)%          (0.85)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $     25,206     $      3,839     $      4,493     $      1,914     $      2,092
Portfolio turnover rate                                    4%              33%              95%              14%              12%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           FOR THE YEAR ENDED MAY 31,
                                                --------------------------------------------------------------------------------
                                                    2005             2004             2003             2002             2001
                                                ------------     ------------     ------------     ------------     ------------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $       6.78     $       4.79     $       6.21     $       7.70     $      10.08
                                                ------------     ------------     ------------     ------------     ------------

Income (loss) from investment operations:
  Net investment loss++                                (0.09)           (0.09)           (0.09)           (0.11)           (0.15)
  Net realized and unrealized gain (loss)               0.21             2.08            (1.33)           (1.38)           (2.23)
                                                ------------     ------------     ------------     ------------     ------------
Total income (loss) from investment
 operations                                             0.12             1.99            (1.42)           (1.49)           (2.38)
                                                ------------     ------------     ------------     ------------     ------------

Net asset value, end of period                  $       6.90     $       6.78     $       4.79     $       6.21     $       7.70
                                                ============     ============     ============     ============     ============

TOTAL RETURN+                                           1.77%           41.54%          (22.87)%         (19.35)%         (23.61)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                2.53%            2.56%            2.76%            2.57%            2.38%
Net investment loss                                    (1.37)%          (1.46)%          (1.69)%          (1.75)%          (1.67)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $     23,458     $     56,197     $     37,160     $     61,562     $    104,574
Portfolio turnover rate                                    4%              33%              95%              14%              12%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           FOR THE YEAR ENDED MAY 31,
                                                --------------------------------------------------------------------------------
                                                    2005             2004             2003             2002             2001
                                                ------------     ------------     ------------     ------------     ------------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $       6.70     $       4.73     $       6.14     $       7.62     $       9.96
                                                ------------     ------------     ------------     ------------     ------------

Income (loss) from investment operations:
  Net investment loss++                                (0.09)           (0.09)           (0.08)           (0.11)           (0.14)
  Net realized and unrealized gain (loss)               0.21             2.06            (1.33)           (1.37)           (2.20)
                                                ------------     ------------     ------------     ------------     ------------
Total income (loss) from investment
 operations                                             0.12             1.97            (1.41)           (1.48)           (2.34)
                                                ------------     ------------     ------------     ------------     ------------

Net asset value, end of period                  $       6.82     $       6.70     $       4.73     $       6.14     $       7.62
                                                ============     ============     ============     ============     ============

TOTAL RETURN+                                           1.79%           41.65%          (22.96)%         (19.42)%         (23.49)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                2.53%            2.56%            2.76%            2.57%            2.32%
Net investment loss                                    (1.37)%          (1.46)%          (1.69)%          (1.75)%          (1.61)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $     14,335     $     11,638     $      6,109     $      4,304     $      6,221
Portfolio turnover rate                                    4%              33%              95%              14%              12%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           FOR THE YEAR ENDED MAY 31,
                                                --------------------------------------------------------------------------------
                                                    2005             2004             2003             2002             2001
                                                ------------     ------------     ------------     ------------     ------------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $       7.16     $       5.01     $       6.43     $       7.89     $      10.22
                                                ------------     ------------     ------------     ------------     ------------

Income (loss) from investment operations:
  Net investment loss++                                (0.05)           (0.03)           (0.04)           (0.05)           (0.06)
  Net realized and unrealized gain (loss)               0.25             2.18            (1.38)           (1.41)           (2.27)
                                                ------------     ------------     ------------     ------------     ------------
Total income (loss) from investment
 operations                                             0.20             2.15            (1.42)           (1.46)           (2.33)
                                                ------------     ------------     ------------     ------------     ------------

Net asset value, end of period                  $       7.36     $       7.16     $       5.01     $       6.43     $       7.89
                                                ============     ============     ============     ============     ============

TOTAL RETURN+                                           2.79%           42.91%          (22.08)%         (18.50)%         (22.80)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                1.53%            1.56%            1.76%            1.57%            1.38%
Net investment loss                                    (0.37)%          (0.46)%          (0.69)%          (0.75)%          (0.67)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $      4,235     $     23,353     $     11,797     $     14,856     $     23,646
Portfolio turnover rate                                    4%              33%              95%              14%              12%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY JAPAN FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE SHAREHOLDERS AND BOARD OF
TRUSTEES OF MORGAN STANLEY JAPAN FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Japan Fund (the "Fund"), including the portfolio of investments, as of May 31, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Japan Fund as of May 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
JULY 19, 2005

MORGAN STANLEY JAPAN FUND

TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                                                                       IN FUND
                                              TERM OF                                  COMPLEX
                               POSITION(S)  OFFICE AND                                 OVERSEEN
  NAME, AGE AND ADDRESS OF      HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S)        BY         OTHER DIRECTORSHIPS HELD
    INDEPENDENT TRUSTEE        REGISTRANT  TIME SERVED*     DURING PAST 5 YEARS**     TRUSTEE***            BY TRUSTEE
-----------------------------  ----------- ------------ ----------------------------  ----------  ---------------------------------
Michael Bozic (64)             Trustee      Since       Private Investor; Director    197         Director of various business
c/o Kramer Levin Naftalis &                 April 1994  or Trustee of the Retail                  organizations.
Frankel LLP                                             Funds (since April 1994) and
Counsel to the Independent                              the Institutional Funds
Trustees                                                (since July 2003); formerly
1177 Avenue of the Americas                             Vice Chairman of Kmart
New York, NY 10036                                      Corporation (December 1998-
                                                        October 2000), Chairman and
                                                        Chief Executive Officer of
                                                        Levitz Furniture Corporation
                                                        (November 1995-November
                                                        1998) and President and
                                                        Chief Executive Officer of
                                                        Hills Department Stores (May
                                                        1991-July 1995); formerly
                                                        variously Chairman, Chief
                                                        Executive Officer, President
                                                        and Chief Operating Officer
                                                        (1987-1991) of the Sears
                                                        Merchandise Group of Sears,
                                                        Roebuck & Co.

Edwin J. Garn (72)             Trustee      Since       Consultant; Director or       197         Director of Franklin Covey (time
1031 N. Chartwell Court                     January     Trustee of the Retail Funds               management systems), BMW Bank of
Salt Lake City, UT 84103                    1993        (since January 1993) and the              North America, Inc. (industrial
                                                        Institutional Funds (since                loan corporation), Escrow Bank
                                                        July 2003); member of the                 USA (industrial loan
                                                        Utah Regional Advisory Board              corporation), United Space
                                                        of Pacific Corp.; formerly                Alliance (joint venture between
                                                        Managing Director of Summit               Lockheed Martin and the Boeing
                                                        Ventures LLC (2000-2004);                 Company) and Nuskin Asia Pacific
                                                        United States Senator                     (multilevel marketing); member of
                                                        (R-Utah) (1974-1992) and                  the board of various civic and
                                                        Chairman, Senate Banking                  charitable organizations.
                                                        Committee (1980-1986), Mayor
                                                        of Salt Lake City, Utah
                                                        (1971-1974), Astronaut,
                                                        Space Shuttle Discovery
                                                        (April 12-19, 1985), and
                                                        Vice Chairman, Huntsman
                                                        Corporation (chemical
                                                        company).

Wayne E. Hedien (71)           Trustee      Since       Retired; Director or Trustee  197         Director of The PMI Group Inc.
c/o Kramer Levin Naftalis &                 September   of the Retail Funds (since                (private mortgage insurance);
Frankel LLP                                 1997        September 1997) and the                   Trustee and Vice Chairman of The
Counsel to the Independent                              Institutional Funds (since                Field Museum of Natural History;
Trustees                                                July 2003); formerly                      director of various other
1177 Avenue of the Americas                             associated with the Allstate              business and charitable
New York, NY 10036                                      Companies (1966-1994), most               organizations.
                                                        recently as Chairman of The
                                                        Allstate Corporation (March
                                                        1993-December 1994) and
                                                        Chairman and Chief Executive
                                                        Officer of its wholly-owned
                                                        subsidiary, Allstate
                                                        Insurance Company (July
                                                        1989-December 1994).

                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                                                                       IN FUND
                                              TERM OF                                  COMPLEX
                               POSITION(S)  OFFICE AND                                 OVERSEEN
  NAME, AGE AND ADDRESS OF      HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S)        BY         OTHER DIRECTORSHIPS HELD
    INDEPENDENT TRUSTEE        REGISTRANT  TIME SERVED*     DURING PAST 5 YEARS**     TRUSTEE***            BY TRUSTEE
-----------------------------  -----------  ----------  ----------------------------  ----------  ---------------------------------
Dr. Manuel H. Johnson (56)     Trustee      Since July  Senior Partner, Johnson       197         Director of NVR, Inc. (home
c/o Johnson Smick Group, Inc.               1991        Smick International, Inc., a              construction); Director of KFX
888 16th Street, NW                                     consulting firm; Chairman of              Energy; Director of RBS Greenwich
Suite 740                                               the Audit Committee and                   Capital Holdings (financial
Washington, D.C. 20006                                  Director or Trustee of the                holding company).
                                                        Retail Funds (since July
                                                        1991) and the Institutional
                                                        Funds (since July 2003);
                                                        Co-Chairman and a founder of
                                                        the Group of Seven Council
                                                        (G7C), an international
                                                        economic commission;
                                                        formerly Vice Chairman of
                                                        the Board of Governors of
                                                        the Federal Reserve System
                                                        and Assistant Secretary of
                                                        the U.S. Treasury.

Joseph J. Kearns (62)          Trustee      Since July  President, Kearns &           198         Director of Electro Rent
c/o Kearns & Associates LLC                 2003        Associates LLC (investment                Corporation (equipment leasing),
PMB754                                                  consulting); Deputy Chairman              The Ford Family Foundation, and
23852 Pacific Coast Highway                             of the Audit Committee and                the UCLA Foundation.
Malibu, CA 90265                                        Director or Trustee of the
                                                        Retail Funds (since July
                                                        2003) and the Institutional
                                                        Funds (since August
                                                        1994); previously Chairman of
                                                        the Audit Committee of the
                                                        Institutional Funds (October
                                                        2001-July 2003); formerly
                                                        CFO of the J. Paul Getty
                                                        Trust.

Michael E. Nugent (69)         Trustee      Since July  General Partner of Triumph    197         Director of various business
c/o Triumph Capital, L.P.                   1991        Capital, L.P., a private                  organizations.
445 Park Avenue                                         investment partnership;
New York, NY 10022                                      Chairman of the Insurance
                                                        Committee and Director or
                                                        Trustee of the Retail Funds
                                                        (since July 1991) and the
                                                        Institutional Funds (since
                                                        July 2001); formerly Vice
                                                        President, Bankers Trust
                                                        Company and BT Capital
                                                        Corporation (1984-1988).

Fergus Reid (72)               Trustee      Since July  Chairman of Lumelite          198         Trustee and Director of certain
c/o Lumelite Plastics                       2003        Plastics Corporation;                     investment companies in the
Corporation                                             Chairman of the Governance                JPMorgan Funds complex managed by
85 Charles Colman Blvd.                                 Committee and Director or                 J.P. Morgan Investment Management
Pawling, NY 12564                                       Trustee of the Retail Funds               Inc.
                                                        (since July 2003) and the
                                                        Institutional Funds (since
                                                        June 1992).

INTERESTED TRUSTEES:

                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                                                                       IN FUND
                                              TERM OF                                  COMPLEX
                               POSITION(S)  OFFICE AND                                 OVERSEEN
  NAME, AGE AND ADDRESS OF      HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S)        BY         OTHER DIRECTORSHIPS HELD
    INDEPENDENT TRUSTEE        REGISTRANT  TIME SERVED*     DURING PAST 5 YEARS**     TRUSTEE***            BY TRUSTEE
-----------------------------  -----------  ----------  ----------------------------  ----------  ---------------------------------
Charles A. Fiumefreddo (72)    Chairman     Since July  Chairman and Director or      197         None.
c/o Morgan Stanley Trust       of the       1991        Trustee of the Retail Funds
Harborside Financial Center,   Board and                (since July 1991) and the
Plaza Two,                     Trustee                  Institutional Funds (since
Jersey City, NJ 07311                                   July 2003); formerly Chief
                                                        Executive Officer of the
                                                        Retail Funds (until
                                                        September 2002).

James F. Higgins (57)          Trustee      Since June  Director or Trustee of the    197         Director of AXA Financial, Inc.
c/o Morgan Stanley Trust                    2000        Retail Funds (since June                  and The Equitable Life Assurance
Harborside Financial Center,                            2000) and the Institutional               Society of the United States
Plaza Two,                                              Funds (since July 2003);                  (financial services).
Jersey City, NJ 07311                                   Senior Advisor of Morgan
                                                        Stanley (since August 2000);
                                                        Director of the Distributor
                                                        and Dean Witter Realty Inc.;
                                                        previously President and
                                                        Chief Operating Officer of
                                                        the Private Client Group of
                                                        Morgan Stanley (May 1999-
                                                        August 2000), and President
                                                        and Chief Operating Officer
                                                        of Individual Securities of
                                                        Morgan Stanley (February
                                                        1997-May 1999).

----------
   * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER ") (THE "RETAIL FUNDS").
  ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS
     DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.
 *** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL
     OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                    TERM OF
                                 POSITION(S)       OFFICE AND
  NAME, AGE AND ADDRESS OF        HELD WITH        LENGTH OF
      EXECUTIVE OFFICER          REGISTRANT       TIME SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-----------------------------  ---------------  ----------------  ----------------------------------------------------------
Mitchell M. Merin (51)         President        Since May 1999    President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                       Investment Management Inc.; President, Director and Chief
New York, NY 10020                                                Executive Officer of the Investment Adviser and the
                                                                  Administrator; Chairman and Director of the Distributor;
                                                                  Chairman and Director of the Transfer Agent; Director of
                                                                  various Morgan Stanley subsidiaries; President of the
                                                                  Institutional Funds (since July 2003) and President of the
                                                                  Retail Funds (since May 1999); Trustee (since July 2003)
                                                                  and President (since December 2002) of the Van Kampen
                                                                  Closed-End Funds; Trustee (since May 1999) and President
                                                                  (since October 2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (66)         Executive Vice   Since April 2003  Principal Executive Officer of Funds in the Fund Complex
1221 Avenue of the Americas    President and                      (since May 2003); Managing Director of Morgan Stanley &
New York, NY 10020             Principal                          Co. Incorporated, Morgan Stanley Investment Management
                               Executive                          Inc. and Morgan Stanley; Managing Director, Chief
                               Officer                            Administrative Officer and Director of the Investment
                                                                  Adviser and the Administrator; Director of the Transfer
                                                                  Agent; Managing Director and Director of the Distributor;
                                                                  Executive Vice President and Principal Executive Officer
                                                                  of the Institutional Funds (since July 2003) and the
                                                                  Retail Funds (since April 2003); Director of Morgan
                                                                  Stanley SICAV (since May 2004); previously, President and
                                                                  Director of the Institutional Funds (March 2001-July 2003)
                                                                  and Chief Global Operations Officer and Managing Director
                                                                  of Morgan Stanley Investment Management Inc.

Joseph J. McAlinden (62)       Vice President   Since July 1995   Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                       Investment Adviser and Morgan Stanley Investment
New York, NY 10020                                                Management Inc.; Chief Investment Officer of the Van
                                                                  Kampen Funds; Vice President of the Institutional Funds
                                                                  (since July 2003) and the Retail Funds (since July 1995).

Barry Fink (50)                Vice President   Since February    General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas                     1997              (since December 2000) of Morgan Stanley Investment
New York, NY 10020                                                Management; Managing Director (since December 2000),
                                                                  Secretary (since February 1997) and Director (since July
                                                                  1998) of the Investment Adviser and the Administrator; Vice
                                                                  President of the Retail Funds; Assistant Secretary of
                                                                  Morgan Stanley DW; Vice President of the Institutional
                                                                  Funds (since July 2003); Managing Director, Secretary and
                                                                  Director of the Distributor; previously Secretary
                                                                  (February 1997-July 2003) and General Counsel (February
                                                                  1997-April 2004) of the Retail Funds; Vice President and
                                                                  Assistant General Counsel of the Investment Adviser and
                                                                  the Administrator (February 1997-December 2001).

Amy R. Doberman (43)           Vice President   Since July 2004   Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                                       Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                Management Inc. and the Investment Adviser, Vice President
                                                                  of the Institutional and Retail Funds (since July 2004);
                                                                  Vice President of the Van Kampen Funds (since August
                                                                  2004); previously, Managing Director and General Counsel -
                                                                  Americas, UBS Global Asset Management (July 2000 - July
                                                                  2004) and General Counsel, Aeltus Investment Management,
                                                                  Inc. (January 1997 - July 2000).

Carsten Otto (41)              Chief            Since October     Executive Director and U.S. Director of Compliance for
1221 Avenue of the Americas    Compliance       2004              Morgan Stanley Investment Management (since October 2004);
New York, NY 10020             Officer                            Executive Director of the Investment Adviser and Morgan
                                                                  Stanley Investment Management Inc.; formerly Assistant
                                                                  Secretary and Assistant General Counsel of the Morgan
                                                                  Stanley Retail Funds.

                                                    TERM OF
                                 POSITION(S)       OFFICE AND
  NAME, AGE AND ADDRESS OF        HELD WITH        LENGTH OF
      EXECUTIVE OFFICER          REGISTRANT       TIME SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-----------------------------  ---------------  ----------------  ----------------------------------------------------------
Stefanie V. Chang (38)         Vice President   Since July 2003   Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                       Morgan Stanley Investment Management Inc. and the
New York, NY 10020                                                Investment Adviser; Vice President of the Institutional
                                                                  Funds (since December 1997) and the Retail Funds (since
                                                                  July 2003); formerly practiced law with the New York law
                                                                  firm of Rogers & Wells (now Clifford Chance US LLP).

Francis J. Smith (39)          Treasurer and    Treasurer since   Executive Director of the Investment Adviser and the
c/o Morgan Stanley Trust       Chief            July 2003 and     Administration (since December 2001); previously, Vice
Harborside Financial Center,   Financial        Chief Financial   President of the Retail Funds (September 2002-July 2003);
Plaza Two,                     Officer          Officer since     Vice President of the Investment Adviser and the
Jersey City, NJ 07311                           September 2002    Administrator (August 2000-November 2001) and Senior
                                                                  Manager at PricewaterhouseCoopers LLP (January 1998-August
                                                                  2000).

Thomas F. Caloia (59)          Vice President   Since July 2003   Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                                          Treasurer of the Investment Adviser, the Distributor and
Harborside Financial Center,                                      the Administrator; previously Treasurer of the Retail
Plaza Two,                                                        Funds (April 1989-July 2003); formerly First Vice
Jersey City, NJ 07311                                             President of the Investment Adviser, the Distributor and
                                                                  the Administrator.

Mary E. Mullin (38)            Secretary        Since July 2003   Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                       Morgan Stanley Investment Management Inc. and the
New York, NY 10020                                                Investment Adviser; Secretary of the Institutional Funds
                                                                  (since June 1999) and the Retail Funds (since July 2003);
                                                                  formerly practiced law with the New York law firms of
                                                                  McDermott, Will & Emery and Skadden, Arps, Slate, Meagher &
                                                                  Flom LLP.

----------
   * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER
     FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
Morgan Stanley Asset & Investment Trust Management Co., Limited
Yebisu Garden Place Tower, 20-3
Ebisu 4 chome, Shibuya-ku
Tokyo, Japan 150-6009

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

38420RPT-RA05-00566P-Y05/05

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                                      JAPAN FUND

                                                                   ANNUAL REPORT
                                                                    MAY 31, 2005

[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

          2005

                                             REGISTRANT      COVERED ENTITIES(1)
            AUDIT FEES                       $   33,390                  N/A

            NON-AUDIT FEES
                 AUDIT-RELATED FEES          $      540 (2)  $     3,215,745 (2)
                 TAX FEES                    $    6,697 (3)  $        24,000 (4)
                 ALL OTHER FEES              $        -      $             -
            TOTAL NON-AUDIT FEES             $    7,237      $     3,239,745

            TOTAL                            $   40,627      $     3,239,745

          2004

                                             REGISTRANT      COVERED ENTITIES(1)
            AUDIT FEES                       $   32,170                  N/A

            NON-AUDIT FEES
                 AUDIT-RELATED FEES          $      452 (2)  $     3,364,576 (2)
                 TAX FEES                    $    6,186 (3)  $       652,431 (4)
                 ALL OTHER FEES              $        -      $             - (5)
            TOTAL NON-AUDIT FEES             $    6,638      $     4,017,007

            TOTAL                            $   38,808      $     4,017,007

          N/A- Not applicable, as not required by Item 4.

          (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
          (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
          (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
          (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
          (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Van Kampen Asset Management
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     MORGAN STANLEY INSTITUTIONAL FUNDS
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.


Item 6. Schedule of Investments

Refer to Item 1.

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Japan Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2005